CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Cash flows from operating activities:
Net income (loss)	$ (17,290,368)	$ 429,227	$ 1,946,883
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	968,396	50,323	16,458
Changes in bad debt allowance	2,645,239	65,790
Amortization of right-of-use assets	639,587
Goodwill impairment loss	5,621,467
Impairment of intangible assets	384,492	0	0
Impairment of property and equipment	172,728
Loss from disposal of property and equipment	12,388
Gain from investment in trading securities	(201,051)
Deferred tax expense	76,264
Changes in operating assets and liabilities:
Accounts receivable	27,336	(1,411,180)	(144,202)
Deposits	(315,667)
Due from a related party		14,919	(7,691)
Prepaid expenses and other current assets	115,128	(1,686,683)	329,750
Inventories, net	2,599
Accounts payable	1,520,365		(571,121)
Deferred revenue	640,977	(61,860)	(472,721)
Taxes payable	39,873	(185,246)	688,781
Accrued expenses and other liabilities	(554,744)	(234,128)	250,302
Lease liabilities	(398,744)
Net cash (used in) provided by operating activities	(5,893,735)	(3,018,838)	2,036,439
Cash flows from investing activities:
Purchase of property and equipment	(525,463)	(20,762)	(26,765)
Purchase of intangible assets		(458,100)
Prepayment for fixed assets purchase		(247,534)
Loans to a third party			(2,872,151)
Collection of third party loans		2,741,430
Cash acquired from business combination	1,066,617
Payment for investment in trading securities	(717,624)
Investment deposit for life insurance contract		(1,275,950)
Net cash (used in) provided by investing activities	(176,470)	739,084	(2,898,916)
Cash flows from financing activities:
Capital contribution			755,139
Net proceeds from initial public offering		8,772,754
Proceeds from bank borrowings	141,983
Repayment of related party borrowings		(31,267)
Net cash provided by financing activities	141,983	8,741,487	755,139
Effect of exchange rate changes on cash	(103,222)	(74,996)	35,490
Net (decrease) increase in cash	(6,031,444)	6,386,737	(71,848)
Cash, beginning of year	6,459,702	72,965	144,813
Cash, end of year	428,258	6,459,702	72,965
Supplemental disclosure of cash flow information:
Cash paid for interest expenses	608	0	0
Cash paid for income tax		$ 490,397	$ 142,681
Supplemental disclosure of Non-cash investing and financing activities
Common shares issued for acquisition of LGC	21,072,804
Debt conversion for acquisition of LGC	1,851,000
Net assets acquired from LGC	3,064,269
Right-of-use assets obtained in exchange for operating lease obligations	$ 4,103,831